Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets Current And Non Current [Abstract]
Other Assets
7.	OTHER ASSETS

Current	December 31, 2020	December 31, 2021
Prepayments	$511,208	$2,733,753
Refundable deposits	-	879,093
ADS issuance contribution receivables	528,841	-
	$1,040,049	$3,612,846
Non-current
Refundable deposits	$103,307	$-

The prepayments are the advanced funds paid to the Company’s contract research organizations (“CROs”) for commencement of the Company’s clinical trials and related preparation work.

The refundable deposits are the receivables due from the Company’s CRO post the final reconciliation upon the project completion and office deposits refundable in normal business course. All refundable deposits are current as of December 31, 2021.

ADS issuance contribution receivables are other non-operating income receivable from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary of the Company’s ADS. There were no outstanding ADS issuance contribution receivables as of December 31, 2021. Please see Note 16a for details.